Related Parties	6 Months Ended
Jul. 02, 2023
Related Party Transactions [Abstract]
Related Parties	Related Parties
The Company has not historically operated as a standalone business and the Combined Financial Statements are derived from the consolidated financial statements and accounting records of the Parent. The following disclosure summarizes activity between the Company and Parent.
Cost Allocations from Parent
Parent provides significant support functions to the Company. The Combined Financial Statements reflect an allocation of these costs. Similarly, certain of the Company’s operations provide support to the Parent’s affiliates and related costs for support are charged to the Parent’s affiliates. Allocated costs included in Cost of sales relate to enterprise-wide support primarily consisting of facilities, insurance, logistics, quality and compliance which are predominantly allocated based on net sales. Allocated costs included in Selling, general, and administrative expenses primarily relate to finance, human resources, benefits administration, procurement support, information technology, legal, corporate strategy, corporate governance, other professional services and general commercial support functions and are predominantly allocated based on net sales or headcount. See Note 1 for a discussion of these costs and the methodology used to allocate them.
These allocations (excluding stock-based compensation expense), net of costs charged to the Parent’s affiliates are reflected in the Combined Statements of Operations as follows:

(Dollars in Millions)	2022	2021	2020
Cost of sales	$149	$182	$166
Selling, general, and administrative expenses	679	649	652
Total	$828	$831	$818
Management believes these cost allocations are a reasonable reflection of the utilization of services provided to, or the benefit derived by, the Company during the periods presented. The allocations may not, however, be indicative of the actual expenses that would have been incurred had the Company operated as a standalone public company. Actual costs that may have been incurred if the Company had been a standalone public company would depend on a number of factors, including the chosen organizational structure, whether functions were outsourced or performed by Company’s employees, and strategic decisions made in areas such as manufacturing, selling and marketing, research and development, information technology and infrastructure.
Net Transfers (to) from the Parent
Net transfers (to) from the Parent are included within Net Investment from Parent in the Combined Balance Sheets and Combined Statement of Equity and within financing activities in the Combined Statement of Cash Flows and represent the net effect of transactions between the Company and Parent. The components of Net transfers from (to) the Parent are as follows:

(Dollars in Millions)	2022	2021	2020
Cash pooling and general financing activities	$(2,568)	$(832)	$(4,414)
Corporate cost allocations	828	831	818
Taxes deemed settled with the Parent	78	44	151
Allocated derivative and hedging gain (losses)	65	(36)	(1)
Net transfers (to) from the Parent as reflected in the Combined Statements of Cash Flows	(1,597)	7	(3,446)
Stock-based compensation expense	137	141	115
Talc liability transferred to Parent, net of related deferred taxes ($0, $251, $0)	—	765	—
Pension liabilities transferred from the Parent	(25)	—	—
Net transfers (to) from the Parent as reflected in the Combined Statements of Equity	$(1,485)	$913	$(3,331)
During the fiscal year 2022, transfers between the Company and the Parent were recognized in Net transfers from (to) the Parent in the Combined Statement of Equity at the Parent’s historical cost and consisted primarily of $25 million of pension liabilities related to the Consumer Health Business from the Parent. See Note 6.
Related Parties
Cost Allocations from Parent Prior to Kenvue IPO
Prior to the Kenvue IPO, the Parent provided significant support functions to the Company. The Condensed Consolidated Financial Statements reflect an allocation of these costs. Similarly, certain of the Company’s operations provided support to the Parent’s affiliates and related costs for support are charged to the Parent’s affiliates. Allocated costs included in Cost of sales on the Company’s Condensed Consolidated Statements of Operations relate to enterprise-wide support primarily consisting of facilities, insurance, logistics, quality, and compliance which are predominantly allocated based on Net sales. Allocated costs included in Selling, general, and administrative expenses primarily relate to finance, human resources, benefits administration, procurement support, information technology, legal, corporate strategy, corporate governance, other professional services, and general commercial support functions and are predominantly allocated based on Net sales or headcount. See Note 1, “Description of the Company and Summary of Significant Accounting Policies,” for a discussion of these costs and the methodology used to allocate them.
These allocations (excluding stock-based compensation expense), net of costs charged to the Parent’s affiliates reflected on the Company’s Condensed Consolidated Statements of Operations for the fiscal three and six months ended July 2, 2023 and July 3, 2022 were as follows:

	Fiscal Three Months Ended		Fiscal Six Months Ended
(Dollars in Millions)	July 2, 2023	July 3, 2022	July 2, 2023	July 3, 2022
Cost of sales	$16	$40	$25	$76
Selling, general, and administrative expenses	33	173	120	330
Total	$49	$213	$145	$406
Management believes these cost allocations are a reasonable reflection of the utilization of services provided to, or the benefit derived by, the Company during the periods presented. The allocations may not, however, be indicative of the actual expenses that would have been incurred had the Company operated as a standalone public company. Actual costs that may have been incurred if the Company had been a standalone public company would depend on a number of factors, including the chosen organizational structure, whether functions were outsourced or performed by Company’s employees, and strategic decisions made in areas such as manufacturing, selling and marketing, research and development, information technology, and infrastructure. As of January 2, 2023, the Company began operating independently and received a lower degree of support functions from the Parent during the current period and therefore the allocations decreased significantly from the comparable period.
Net Transfers (to) from the Parent
Net transfers (to) from the Parent are included within Net investment from Parent on the Condensed Consolidated Balance Sheets and Condensed Consolidated Statements of Equity and within financing activities on the Condensed Consolidated Statements of Cash Flows and represent the net effect of transactions between the Company and Parent.
The components of Net transfers (to) from the Parent for the fiscal three and six months ended July 2, 2023 and July 3, 2022 were as follows:

	Fiscal Three Months Ended		Fiscal Six Months Ended
(Dollars in Millions)	July 2, 2023	July 3, 2022	July 2, 2023	July 3, 2022
Cash pooling and general financing activities	$(37)	$(916)	$(446)	$(1,324)
Corporate cost allocations	49	213	145	406
Taxes deemed settled with the Parent	—	1	27	1
Allocated derivative and hedging gains	—	26	—	25
Net transfers (to) from the Parent as reflected in the Condensed Consolidated Statements of Cash Flows	$12	$(676)	$(274)	$(892)
Stock-based compensation expense(1)	—	41	—	76
Other	(2)	—	(34)	—
Net transfers (to) from the Parent as reflected in the Condensed Consolidated Statements of Equity	$10	$(635)	$(308)	$(816)
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(1)Stock-based compensation expense is separately shown within the Condensed Consolidated Statement of Equity in fiscal year 2023, and therefore no longer a reconciling item between the Condensed Consolidated Statement of Equity and the Condensed Consolidated Statement of Cash Flows.
Separation Agreement and Other Related Party Transactions with J&J
In connection with the Separation, Kenvue entered into various agreements with the Parent, including the Separation Agreement. In connection with the terms of the Separation Agreement, certain assets and liabilities included in the pre-Separation balance sheet were retained by the Parent and certain assets and liabilities not included in the pre-Separation balance sheet were transferred to Kenvue. Separation related adjustments have been recognized in Net investment from Parent, net impact of which resulted in an increase in net assets and total equity by $95 million. The impact on net assets primarily represent (i) recognition of balances with J&J including indemnification matters, (ii) changes to income tax assets and liabilities as a result of change in the basis of presentation, (iii) contribution of certain liabilities including pension and employee related obligations from the Parent, (iv) the retention of assets and liabilities by J&J of certain Deferred Local Businesses (as defined in Note 1, “Description of the Company and Summary of Significant Accounting Policies”), and (v) other assets and liability transfers between Kenvue and J&J in connection with the Separation.
The Separation Agreement sets forth certain agreements between the Parent and Kenvue regarding, among other matters:
•the principal corporate actions and internal reorganization pursuant to which the Parent transferred the Consumer Health Business to Kenvue;
•the allocation of assets and liabilities to the Parent and Kenvue;
•the Parent’s and Kenvue’s respective rights and obligations with respect to the Kenvue IPO;
•certain matters with respect to any subsequent distribution or other disposition by the Parent of the shares of Kenvue Common Stock owned by the Parent following the Kenvue IPO (the “Distribution”); and
•other agreements governing aspects of Kenvue’s relationship with the Parent following the Kenvue IPO.
In connection with the Kenvue IPO, the Parent and Kenvue also entered into various other material agreements. These agreements were entered into on May 3, 2023, unless otherwise indicated, and consist of the following:
•a tax matters agreement (the “Tax Matters Agreement”), which governs the Parent’s and Kenvue’s respective rights, responsibilities and obligations with respect to all tax matters, including tax liabilities, tax attributes, tax contests, and tax returns (See “Tax Indemnification” below);
•an employee matters agreement, which addresses certain employment, compensation, and benefits matters, including the allocation and treatment of certain assets and liabilities relating to Kenvue’s employees and compensation and benefit plans and programs in which Kenvue’s employees participate prior to the date of the Distribution, if pursued;
•an intellectual property agreement, which governs the Parent’s and Kenvue’s respective rights, responsibilities and obligations with respect to intellectual property matters, excluding certain intellectual property matters with respect to trademarks;
•a trademark phase-out license agreement, dated as of April 3, 2023, and pursuant to which the Parent granted to Kenvue a license to use certain trademarks owned by the Parent on a transitional basis following the completion of the Kenvue IPO;
•a transition services agreement (the “Transition Services Agreement”), pursuant to which the Parent will provide to Kenvue certain services for terms of varying duration following the Kenvue IPO;
•a transition manufacturing agreement (the “Transition Manufacturing Agreement”), pursuant to which the Parent will provide to Kenvue certain manufacturing services for terms of varying duration following the Kenvue IPO; and
•a registration rights agreement, pursuant to which Kenvue granted to the Parent certain registration rights with respect to the shares of Kenvue common stock owned by the Parent following the completion of the Kenvue IPO.
In connection with the Kenvue IPO, the Parent and Kenvue also entered into various related party lease agreements, in which the Company subleased properties from the Parent. See Note 1, “Description of the Company and Summary of Significant Accounting Policies—Leases” for more information.
Related Party Transactions
The Company had the following balances and transactions with J&J and its affiliates, primarily in connection with the Tax Matters Agreement, Transition Services Agreement and the Transition Manufacturing Agreement, reported on the Company’s Condensed Consolidated Financial Statements:

(Dollars in Millions)	July 2, 2023
Accounts payable	$537
Prepaid expenses and other receivables	$346
Other assets	$94
Other liabilities	$193

Fiscal Three Months Ended
(Dollars in Millions)	July 2, 2023
Cost of sales	$39
Selling, general, and administrative expenses	$47
Tax Indemnification
We entered into a Tax Matters Agreement with J&J on May 3, 2023 that governs the parties’ respective rights, responsibilities and obligations with respect to tax liabilities and benefits, tax attributes, the preparation and filing of tax returns, the control of audits and other tax proceedings, and other matters regarding taxes.
Allocation of Taxes
With respect to taxes other than those incurred in connection with the Separation and the Distribution, the Tax Matters Agreement provides that Kenvue will generally indemnify J&J for (1) any taxes of Kenvue for all periods after the Distribution and (2) any taxes of Kenvue or J&J for periods prior to the Distribution to the extent attributable to the Consumer Health Business. J&J will generally indemnify Kenvue for (1) any taxes of J&J for all periods after the Distribution and (2) any taxes of Kenvue or J&J for periods prior to the Distribution to the extent attributable to the business and operations conducted by J&J other than the Consumer Health Business. Furthermore, subject to certain exceptions, the Company is required to reimburse J&J for certain tax refunds it receives with respect to taxes paid prior to the effective date of the Tax Matters Agreement.
Preservation of the Intended Tax Treatment of Certain Steps of the Separation and the Distribution
With respect to taxes incurred in connection with the Separation and the Distribution, Kenvue will generally be required to indemnify J&J for any taxes resulting from the failure of certain steps of the Separation and the Distribution to qualify for their intended tax treatment, where such taxes are attributable to actions or omissions by Kenvue. In addition, during the time period ending two years after the date of the Distribution, covenants will be in place that will limit or restrict certain actions, including share issuances, business combinations, sales of assets, and similar transactions by Kenvue. The Company does not believe that the above covenants have a material impact to the Company to date.
The Company reclassified approximately $246 million of net income tax payables and refunds, unrecognized tax benefits and associated interest as indemnifications reported to Prepaid expenses and other receivables and Accounts payable for current assets and liabilities and Other assets and Other liabilities for noncurrent assets and liabilities within the Company’s Parent on the Condensed Consolidated Balance Sheet as of July 2, 2023.
Debt Financing Transactions and IPO Consideration
During the fiscal six months ended July 2, 2023, the Company received debt proceeds of $7.7 billion from the issuance of the Senior Notes, earned $13 million of interest on the proceeds of these bonds from investments in money market accounts, and received initial proceeds from its Commercial Paper Program of $1.2 billion. The Company loaned the total proceeds to J&J through the Facility Agreement. Upon the completion of the Kenvue IPO on May 8, 2023, the balance of the loans and all accrued interest were repaid by J&J for a total cash inflow of $9.0 billion. The Company remitted this cash back to J&J as a distribution back to J&J in connection with the Separation.